COMMITMENTS AND CONTINGENCIES	12 Months Ended
May 31, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 － COMMITMENTS AND CONTINGENCIES

For the financial years ended May 31, 2025 and 2024, the Company is not party to any significant legal proceedings in Singapore. We are not aware of any legal proceedings to which we are a party outside of Singapore. Other than being named as a defendant in, and possibly being required to indemnify the underwriter of the Company’s initial public offering with respect to, a civil class action complaint before the Supreme Court of the State of New York, New York County (Patrick Shane Johnson, et al. v. Syla Technologies Co., Ltd., et al. (New York County Sup. Ct. Index No. 153671/2026), neither JBDI nor any of its affiliates is involved in any litigation, and there are no pending or threatened litigation, claims or assessments (excluding unasserted claims and assessments) involving amounts exceeding US$100 individually or in the aggregate. In addition, to the best of our knowledge and belief, the Company has not yet been formally served with the Summons and Complaint filed in the Class Action referenced above.

For the financial years ended May 31, 2026, 2025 and 2024, the Company has no material commitments or contingencies.